Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense			¥ (2,613)
Deferred income tax expense
Income tax expenses			¥ (2,613)	¥ (5)